Schedule of Cash Flow, Supplemental Disclosures (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income taxes paid (refunds received)	€ 118	€ 143	€ 143
Interest paid	293	401	38
Interest received	€ 6	€ 16	€ 40